Summary - Sterling Capital Strategic Allocation Equity VIF | Sterling Capital Strategic Allocation Equity VIF
Sterling Capital Strategic Allocation Equity VIF
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Note also that you may be charged separate account or variable insurance contract fees, wire fees or other transaction fees by participating insurance companies. The tables and example that follow do not reflect such fees. If they had been included, the fees and expenses would have been higher. Please refer to the prospectus for the insurance company separate account for information regarding such charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Summary - Sterling Capital Strategic Allocation Equity VIF Sterling Capital Strategic Allocation Equity VIF
Maximum Sales Charge (load) on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Summary - Sterling Capital Strategic Allocation Equity VIF Sterling Capital Strategic Allocation Equity VIF
Management Fees		0.25%
Distribution and Service (12b-1) Fees
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		1.39%
[1]	To the extent that the Fund invests in other funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Summary - Sterling Capital Strategic Allocation Equity VIF Sterling Capital Strategic Allocation Equity VIF	142	440	761	1,669

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Summary - Sterling Capital Strategic Allocation Equity VIF Sterling Capital Strategic Allocation Equity VIF	142	440	761	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.80% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest mainly in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk

The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease. Shares of certain closed-end Underlying Funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

Asset Allocation Risk

The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk

The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk

Investing by an Underlying Fund in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk

The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk

The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

ETF Risk

The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section of this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For periods prior to May 1, 2005, fund performance information appears for the BB&T Capital Manager Equity Fund, a series of the Variable Insurance Funds and the predecessor fund to the Sterling Capital Strategic Allocation Equity VIF pursuant to a reorganization.
Annual Total Returns for years ended 12/31

Best quarter: 16.75% 06/30/09 Worst quarter: -21.10% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Summary - Sterling Capital Strategic Allocation Equity VIF	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years		Since Inception		Inception Date
Sterling Capital Strategic Allocation Equity VIF	Fund		(7.32%)		(3.41%)		1.41%		0.52%		May 01, 2001
Sterling Capital Strategic Allocation Equity VIF Russell Global Index (Net)	Russell Global Index (Net)	(reflects no deductions for fees, expenses, or taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	3.94%	[1]	Apr. 30, 2001
Sterling Capital Strategic Allocation Equity VIF S&P 500® Index	S&P 500® Index	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. witholding taxes)	2.11%		(0.25%)		2.92%		2.01%		Apr. 30, 2001
[1]	Effective May 1, 2012, the primary benchmark for the Fund changed from the S&P 500 Index to the Russell Global Index (Net) (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.